UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3255

                                Growth Portfolio
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                          September 30, 2004 (Unaudited)
================================================================================


Growth Portfolio

                                                                        Shares                Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS--98.9%
-----------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.2%
-----------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.2%
Autoliv, Inc.                                                            2,000      $        80,800
-----------------------------------------------------------------------------------------------------
Dana Corp.                                                               8,300              146,827
-----------------------------------------------------------------------------------------------------
Lear Corp.                                                                 700               38,115
                                                                                     ----------------
                                                                                            265,742
-----------------------------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Ford Motor Co.                                                          26,511              372,480
-----------------------------------------------------------------------------------------------------
General Motors Corp.                                                     3,500              148,680
-----------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                    1,400               83,216
                                                                                     ----------------
                                                                                            604,376
-----------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Genuine Parts Co.                                                          400               15,352
-----------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.1%
Applebee's International, Inc.                                           2,750               69,520
-----------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc. 1                                            5,500               91,850
-----------------------------------------------------------------------------------------------------
CBRL Group, Inc.                                                         2,800              101,024
-----------------------------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                                                2,950              108,413
-----------------------------------------------------------------------------------------------------
Choice Hotels International, Inc.                                          500               28,795
-----------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                               800               42,384
-----------------------------------------------------------------------------------------------------
International Game Technology                                            8,400              301,980
-----------------------------------------------------------------------------------------------------
Mandalay Resort Group                                                    2,500              171,625
-----------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                      3,200              166,272
-----------------------------------------------------------------------------------------------------
McDonald's Corp.                                                        20,400              571,812
-----------------------------------------------------------------------------------------------------
Rare Hospitality International, Inc. 1                                     750               19,988
-----------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                        7,100              288,686
                                                                                     ----------------
                                                                                          1,962,349
-----------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
Black & Decker Corp.                                                       700               54,208
-----------------------------------------------------------------------------------------------------
Cavco Industries, Inc. 1                                                   160                6,043
-----------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                          450               14,900
-----------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                      600               64,650
-----------------------------------------------------------------------------------------------------
Hovnanian Enterprises, Inc., Cl. A 1                                     2,600              104,260
-----------------------------------------------------------------------------------------------------
KB Home                                                                  2,200              185,878
-----------------------------------------------------------------------------------------------------
Leggett & Platt, Inc.                                                      400               11,240
-----------------------------------------------------------------------------------------------------
Lennar Corp., Cl. B                                                      1,180               51,684
-----------------------------------------------------------------------------------------------------
M.D.C. Holdings, Inc.                                                    2,043              149,343
-----------------------------------------------------------------------------------------------------
Meritage Homes Corp. 1                                                     800               62,880
-----------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                                    700               14,028
-----------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                          500               30,685
-----------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                                 1,800              166,788
-----------------------------------------------------------------------------------------------------
Standard Pacific Corp.                                                   1,200               67,644
-----------------------------------------------------------------------------------------------------
Yankee Candle, Inc. (The) 1                                                400               11,584
                                                                                     ----------------
                                                                                            995,815
-----------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.5%
Amazon.com, Inc. 1                                                       4,000              163,440
-----------------------------------------------------------------------------------------------------
eBay, Inc. 1                                                             6,600              606,804
-----------------------------------------------------------------------------------------------------
IAC/InterActiveCorp 1                                                    3,200               70,464
                                                                                     ----------------
                                                                                            840,708
-----------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Action Performance Cos., Inc.                                            5,500               55,715
-----------------------------------------------------------------------------------------------------
Brunswick Corp.                                                          1,300               59,488
-----------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                             2,700               50,760
                                                                                     ----------------
                                                                                            165,963
-----------------------------------------------------------------------------------------------------
MEDIA--2.9%
Clear Channel Communications, Inc.                                       6,400              199,488
-----------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                                  36,627            1,034,346
-----------------------------------------------------------------------------------------------------
Cox Communications, Inc., Cl. A 1                                          600               19,878
-----------------------------------------------------------------------------------------------------
E.W. Scripps Co. (The), Cl. A                                              300               14,334
-----------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                        200               13,090
-----------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                             4,300              342,667
-----------------------------------------------------------------------------------------------------
New York Times Co. (The), Cl. A                                            200                7,820
-----------------------------------------------------------------------------------------------------
Time Warner, Inc. 1                                                     80,000            1,291,200
-----------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                     35,225            1,182,151
-----------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                   40,200              906,510
                                                                                     ----------------
                                                                                          5,011,484
-----------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
Dillard's, Inc., Cl. A                                                   3,500               69,090
-----------------------------------------------------------------------------------------------------
Dollar General Corp.                                                       600               12,090
-----------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                        3,500              159,005
-----------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                                      3,300              116,424
-----------------------------------------------------------------------------------------------------
Kmart Holding Corp. 1                                                      400               34,988
-----------------------------------------------------------------------------------------------------
May Department Stores Co. (The)                                          2,200               56,386
-----------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The), Cl. A                                     500               28,750
-----------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                          3,000              114,720
-----------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                                      3,800              151,430
-----------------------------------------------------------------------------------------------------
Target Corp.                                                            11,200              506,800
                                                                                     ----------------
                                                                                          1,249,683
-----------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.4%
Abercrombie & Fitch Co., Cl. A                                           3,500              110,250
-----------------------------------------------------------------------------------------------------
Aeropostale, Inc. 1                                                      1,900               49,780
-----------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                          2,800              103,180
-----------------------------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                                                 2,500               58,500
-----------------------------------------------------------------------------------------------------
AutoNation, Inc. 1                                                       4,700               80,276
-----------------------------------------------------------------------------------------------------
Barnes & Noble, Inc. 1                                                     300               11,100
-----------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                       5,200              282,048
-----------------------------------------------------------------------------------------------------
Borders Group, Inc.                                                      4,700              116,560
-----------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                             6,500               99,710
-----------------------------------------------------------------------------------------------------
Claire's Stores, Inc.                                                    6,500              162,760
-----------------------------------------------------------------------------------------------------
Electronics Boutique Holdings Corp. 1                                      100                3,410
-----------------------------------------------------------------------------------------------------
Foot Locker, Inc.                                                        1,500               35,550
-----------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                         24,600              460,020
-----------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp. 1                                          1,500               14,805
-----------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                        63,000            2,469,600
-----------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                        7,100              385,885
-----------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                     5,800               87,174
-----------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1                                    6,525              137,351
-----------------------------------------------------------------------------------------------------
RadioShack Corp.                                                         1,400               40,096
-----------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                     2,900              127,484
-----------------------------------------------------------------------------------------------------
Staples, Inc.                                                           20,900              623,238
-----------------------------------------------------------------------------------------------------
Talbots, Inc. (The)                                                      2,900               71,891
-----------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                     9,000              198,360
-----------------------------------------------------------------------------------------------------
Zale Corp. 1                                                             3,800              106,780
                                                                                     ----------------
                                                                                          5,835,808
-----------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Jones Apparel Group, Inc.                                                  700               25,060
-----------------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                                        3,300              260,040
-----------------------------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                                  2,500              142,000
                                                                                     ----------------
                                                                                            427,100
-----------------------------------------------------------------------------------------------------
CONSUMER STAPLES--10.3%
-----------------------------------------------------------------------------------------------------
BEVERAGES--3.0%
Anheuser-Busch Cos., Inc.                                               11,600              579,420
-----------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                     54,700            2,190,735
-----------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                         4,400              119,460
-----------------------------------------------------------------------------------------------------
PepsiAmericas, Inc.                                                        200                3,820
-----------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                           45,620            2,219,413
                                                                                     ----------------
                                                                                          5,112,848
-----------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.3%
Albertson's, Inc.                                                        2,500               59,825
-----------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                   9,600              398,976
-----------------------------------------------------------------------------------------------------
Sysco Corp.                                                              9,900              296,208
-----------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                   58,200            3,096,240
-----------------------------------------------------------------------------------------------------
Walgreen Co.                                                             3,900              139,737
                                                                                     ----------------
                                                                                          3,990,986
-----------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Archer-Daniels-Midland Co.                                               1,600               27,168
-----------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                        12,500              450,250
-----------------------------------------------------------------------------------------------------
Hershey Foods Corp.                                                      1,200               56,052
-----------------------------------------------------------------------------------------------------
Kellogg Co.                                                              4,400              187,704
-----------------------------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                                                   200                6,344
-----------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                           9,500              217,170
-----------------------------------------------------------------------------------------------------
Smithfield Foods, Inc. 1                                                 1,300               32,500
-----------------------------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                                                 4,900               78,498
                                                                                     ----------------
                                                                                          1,055,686
-----------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.2%
Colgate-Palmolive Co.                                                    6,900              311,742
-----------------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                                 800               36,880
-----------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                     4,100              264,819
-----------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                              58,000            3,138,960
                                                                                     ----------------
                                                                                          3,752,401
-----------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.5%
Estee Lauder Cos., Inc. (The), Cl. A                                     2,500              104,500
-----------------------------------------------------------------------------------------------------
Gillette Co.                                                            17,200              717,928
                                                                                     ----------------
                                                                                            822,428
-----------------------------------------------------------------------------------------------------
TOBACCO--1.7%
Altria Group, Inc.                                                      56,400            2,653,056
-----------------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                  2,300              156,492
-----------------------------------------------------------------------------------------------------
UST, Inc.                                                                  600               24,156
                                                                                     ----------------
                                                                                          2,833,704
-----------------------------------------------------------------------------------------------------
ENERGY--9.1%
-----------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Halliburton Co.                                                          3,000              101,070
-----------------------------------------------------------------------------------------------------
Oil States International, Inc. 1                                         4,100               76,670
-----------------------------------------------------------------------------------------------------
Precision Drilling Corp. 1                                                 800               46,063
                                                                                     ----------------
                                                                                            223,803
-----------------------------------------------------------------------------------------------------
OIL & GAS--9.0%
Amerada Hess Corp.                                                       1,400              124,600
-----------------------------------------------------------------------------------------------------
Apache Corp.                                                             4,900              245,539
-----------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                              10,700              436,560
-----------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                          7,100              284,248
-----------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                  3,800               60,154
-----------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                     56,088            3,008,560
-----------------------------------------------------------------------------------------------------
Cimarex Energy Co. 1                                                       503               17,575
-----------------------------------------------------------------------------------------------------
ConocoPhillips                                                          14,646            1,213,421
-----------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                      1,400               92,190
-----------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                      140,776            6,803,704
-----------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                      22,600              533,586
-----------------------------------------------------------------------------------------------------
Houston Exploration Co. 1                                                1,400               83,090
-----------------------------------------------------------------------------------------------------
Kerr-McGee Corp.                                                           500               28,625
-----------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                       7,700              317,856
-----------------------------------------------------------------------------------------------------
Newfield Exploration Co. 1                                                 500               30,620
-----------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                       2,600              151,424
-----------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                               6,400              357,952
-----------------------------------------------------------------------------------------------------
OMI Corp.                                                                4,000               64,080
-----------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                                         1,700               84,388
-----------------------------------------------------------------------------------------------------
Paramount Resources Ltd. 1                                              20,900              385,227
-----------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co.                                              700               24,136
-----------------------------------------------------------------------------------------------------
Pogo Producing Co.                                                         300               14,235
-----------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                             2,600              192,348
-----------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                   10,700              278,146
-----------------------------------------------------------------------------------------------------
Teekay Shipping Corp.                                                    1,800               77,562
-----------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp. 1                                                 1,400               41,342
-----------------------------------------------------------------------------------------------------
Unocal Corp.                                                             5,200              223,600
-----------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                        300               24,063
-----------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                9,000              108,900
                                                                                     ----------------
                                                                                         15,307,731
-----------------------------------------------------------------------------------------------------
FINANCIALS--22.7%
-----------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.4%
Bank of New York Co., Inc. (The)                                        12,100              352,957
-----------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                   4,500              124,605
-----------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                     2,900              118,320
                                                                                     ----------------
                                                                                            595,882
-----------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--7.8%
Astoria Financial Corp.                                                    900               31,941
-----------------------------------------------------------------------------------------------------
Bank of America Corp.                                                   97,496            4,224,502
-----------------------------------------------------------------------------------------------------
Banknorth Group, Inc.                                                    4,200              147,000
-----------------------------------------------------------------------------------------------------
BB&T Corp.                                                               4,700              186,543
-----------------------------------------------------------------------------------------------------
City National Corp.                                                        400               25,980
-----------------------------------------------------------------------------------------------------
Comerica, Inc.                                                           2,400              142,440
-----------------------------------------------------------------------------------------------------
Fifth Third Bancorp                                                      3,300              162,426
-----------------------------------------------------------------------------------------------------
First Horizon National Corp.                                               200                8,672
-----------------------------------------------------------------------------------------------------
Flagstar Bancorp, Inc.                                                     400                8,512
-----------------------------------------------------------------------------------------------------
Golden West Financial Corp.                                                200               22,190
-----------------------------------------------------------------------------------------------------
Greenpoint Financial Corp.                                               5,900              272,934
-----------------------------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                                    2,600               68,666
-----------------------------------------------------------------------------------------------------
Huntington Bancshares, Inc.                                              1,900               47,329
-----------------------------------------------------------------------------------------------------
Independence Community Bank Corp.                                        1,200               46,860
-----------------------------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc.                                          1,600               57,920
-----------------------------------------------------------------------------------------------------
KeyCorp                                                                  6,500              205,400
-----------------------------------------------------------------------------------------------------
M&T Bank Corp.                                                             300               28,710
-----------------------------------------------------------------------------------------------------
National City Corp.                                                     14,500              559,990
-----------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                       7,300              394,930
-----------------------------------------------------------------------------------------------------
R&G Financial Corp., Cl. B                                                 100                3,865
-----------------------------------------------------------------------------------------------------
Regions Financial Corp.                                                  2,963               97,957
-----------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                     6,700              471,747
-----------------------------------------------------------------------------------------------------
U.S. Bancorp                                                            60,125            1,737,613
-----------------------------------------------------------------------------------------------------
UnionBanCal Corp.                                                        2,600              153,946
-----------------------------------------------------------------------------------------------------
Wachovia Corp.                                                          38,300            1,798,185
-----------------------------------------------------------------------------------------------------
Webster Financial Corp.                                                    400               19,756
-----------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                       38,500            2,295,755
-----------------------------------------------------------------------------------------------------
Zions Bancorp                                                            1,300               79,352
                                                                                     ----------------
                                                                                         13,301,121
-----------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.4%
Affiliated Managers Group, Inc. 1                                          500               26,770
-----------------------------------------------------------------------------------------------------
American Capital Strategies Ltd.                                           400               12,536
-----------------------------------------------------------------------------------------------------
American Express Co.                                                    19,700            1,013,762
-----------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                            2,100              201,957
-----------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                              2,800              206,920
-----------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                                          300               48,390
-----------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                          3,900              145,821
-----------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                        124,177            5,478,689
-----------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                                                7,200               82,224
-----------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                   100                5,576
-----------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                    93,504            3,714,914
-----------------------------------------------------------------------------------------------------
Knight Trading Group, Inc. 1                                             3,200               29,536
-----------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                           750               39,953
-----------------------------------------------------------------------------------------------------
MBNA Corp.                                                              20,200              509,040
-----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                               21,000            1,044,120
-----------------------------------------------------------------------------------------------------
Morgan Stanley                                                          29,200            1,439,560
-----------------------------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                                   10,300              370,491
-----------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                   1,900               17,461
-----------------------------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                                                  200               10,188
                                                                                     ----------------
                                                                                         14,397,908
-----------------------------------------------------------------------------------------------------
INSURANCE--4.4%
ACE Ltd.                                                                 2,500              100,150
-----------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                              7,300              286,233
-----------------------------------------------------------------------------------------------------
Allmerica Financial Corp. 1                                              2,800               75,264
-----------------------------------------------------------------------------------------------------
Allstate Corp.                                                          16,900              811,031
-----------------------------------------------------------------------------------------------------
American International Group, Inc.                                      53,537            3,639,981
-----------------------------------------------------------------------------------------------------
Aon Corp.                                                                5,700              163,818
-----------------------------------------------------------------------------------------------------
Chubb Corp.                                                              3,000              210,840
-----------------------------------------------------------------------------------------------------
Cincinnati Financial Corp.                                                 510               21,022
-----------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                        4,537              172,860
-----------------------------------------------------------------------------------------------------
First American Corp. (The)                                               1,900               58,577
-----------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                            6,400              396,352
-----------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                      500               24,830
-----------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                                        1,000               45,500
-----------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                   3,600              169,200
-----------------------------------------------------------------------------------------------------
Loews Corp.                                                              3,100              181,350
-----------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                              1,300               59,488
-----------------------------------------------------------------------------------------------------
MBIA, Inc.                                                               1,600               93,136
-----------------------------------------------------------------------------------------------------
MetLife, Inc.                                                            6,400              247,360
-----------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                                 200                7,022
-----------------------------------------------------------------------------------------------------
Progressive Corp.                                                        5,700              483,075
-----------------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                                       2,700              111,240
-----------------------------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                              2,300              118,634
-----------------------------------------------------------------------------------------------------
Safeco Corp.                                                             1,400               63,910
-----------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                             500               35,600
-----------------------------------------------------------------------------------------------------
Torchmark Corp.                                                            300               15,954
                                                                                     ----------------
                                                                                          7,592,427
-----------------------------------------------------------------------------------------------------
REAL ESTATE--0.0%
St. Joe Co. (The)                                                          200                9,554
-----------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.7%
Countrywide Financial Corp.                                             11,300              445,107
-----------------------------------------------------------------------------------------------------
Doral Financial Corp.                                                      900               37,323
-----------------------------------------------------------------------------------------------------
Fannie Mae                                                              25,500            1,616,700
-----------------------------------------------------------------------------------------------------
Freddie Mac                                                              6,900              450,156
-----------------------------------------------------------------------------------------------------
Fremont General Corp.                                                    5,900              136,585
-----------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                    2,300              153,065
-----------------------------------------------------------------------------------------------------
New Century Financial Corp.                                              1,100               66,242
                                                                                     ----------------
                                                                                          2,905,178
-----------------------------------------------------------------------------------------------------
HEALTH CARE--13.7%
-----------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.4%
Amgen, Inc. 1                                                           23,700            1,343,316
-----------------------------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                                          200                7,974
-----------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                        5,900              309,278
-----------------------------------------------------------------------------------------------------
Wyeth                                                                   21,000              785,400
                                                                                     ----------------
                                                                                          2,445,968
-----------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
Bard (C.R.), Inc.                                                          200               11,326
-----------------------------------------------------------------------------------------------------
Bausch & Lomb, Inc.                                                      1,900              126,255
-----------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                 400               12,864
-----------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                  5,100              263,670
-----------------------------------------------------------------------------------------------------
Bio-Rad Laboratories, Inc., Cl. A 1                                        100                5,110
-----------------------------------------------------------------------------------------------------
Dade Behring Holdings, Inc. 1                                              300               16,715
-----------------------------------------------------------------------------------------------------
Guidant Corp.                                                            1,100               72,644
-----------------------------------------------------------------------------------------------------
Hospira, Inc. 1                                                          5,970              182,682
-----------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                         29,500            1,531,050
-----------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                        1,400               24,108
-----------------------------------------------------------------------------------------------------
St. Jude Medical, Inc. 1                                                 2,300              173,121
-----------------------------------------------------------------------------------------------------
Stryker Corp.                                                           10,300              495,224
-----------------------------------------------------------------------------------------------------
Thermo Electron Corp. 1                                                  1,400               37,828
-----------------------------------------------------------------------------------------------------
VISX, Inc. 1                                                             1,400               28,840
                                                                                     ----------------
                                                                                          2,981,437
-----------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.0%
Advisory Board Co. (The) 1                                                 500               16,800
-----------------------------------------------------------------------------------------------------
Aetna, Inc.                                                              4,000              399,720
-----------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                    700               37,597
-----------------------------------------------------------------------------------------------------
Andrx Corp. 1                                                            4,700              105,092
-----------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                      400               17,508
-----------------------------------------------------------------------------------------------------
CIGNA Corp.                                                              2,100              146,223
-----------------------------------------------------------------------------------------------------
Covance, Inc. 1                                                          2,300               91,931
-----------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                             2,850              152,105
-----------------------------------------------------------------------------------------------------
DaVita, Inc. 1                                                             100                3,115
-----------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                                    400               26,136
-----------------------------------------------------------------------------------------------------
IMS Health, Inc.                                                         3,300               78,936
-----------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 1                                   2,900              126,788
-----------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                                           7,562              233,666
-----------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                                          2,100              115,185
-----------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                                    800               70,576
-----------------------------------------------------------------------------------------------------
Select Medical Corp.                                                     1,000               13,430
-----------------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1                                              400               14,048
-----------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                 7,281              536,901
-----------------------------------------------------------------------------------------------------
WellChoice, Inc. 1                                                         900               33,597
-----------------------------------------------------------------------------------------------------
WellPoint Health Networks, Inc. 1                                       11,300            1,187,517
                                                                                     ----------------
                                                                                          3,406,871
-----------------------------------------------------------------------------------------------------
PHARMACEUTICALS--8.5%
Abbott Laboratories                                                     27,600            1,169,136
-----------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                25,100              594,117
-----------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                         19,600            1,176,980
-----------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                                    5,800              106,488
-----------------------------------------------------------------------------------------------------
Eon Labs, Inc. 1                                                           400                8,680
-----------------------------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                                              1,600               71,968
-----------------------------------------------------------------------------------------------------
Johnson & Johnson                                                       66,718            3,758,225
-----------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                       58,600            1,933,800
-----------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                           186,365            5,702,769
                                                                                     ----------------
                                                                                         14,522,163
-----------------------------------------------------------------------------------------------------
INDUSTRIALS--9.4%
-----------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.3%
Boeing Co.                                                              11,900              614,278
-----------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                   1,500              153,150
-----------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                            7,900              283,294
-----------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                   1,200               63,996
-----------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                1,000               60,050
-----------------------------------------------------------------------------------------------------
United Defense Industries, Inc. 1                                        1,800               71,982
-----------------------------------------------------------------------------------------------------
United Technologies Corp.                                               11,100            1,036,518
                                                                                     ----------------
                                                                                          2,283,268
-----------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
Expeditors International of Washington, Inc.                               200               10,340
-----------------------------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                                      12,100              918,632
                                                                                     ----------------
                                                                                            928,972
-----------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
American Standard Cos., Inc. 1                                             800               31,128
-----------------------------------------------------------------------------------------------------
Masco Corp.                                                              7,400              255,522
                                                                                     ----------------
                                                                                            286,650
-----------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.4%
Apollo Group, Inc., Cl. A 1                                              2,700              198,099
-----------------------------------------------------------------------------------------------------
Cendant Corp.                                                            4,900              105,840
-----------------------------------------------------------------------------------------------------
Cintas Corp.                                                               200                8,408
-----------------------------------------------------------------------------------------------------
H&R Block, Inc.                                                          1,000               49,420
-----------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                                         1,600               57,680
-----------------------------------------------------------------------------------------------------
Republic Services, Inc.                                                  3,400              101,184
-----------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                          3,500               90,195
-----------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                   2,300               62,882
                                                                                     ----------------
                                                                                            673,708
-----------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.3%
Cooper Industries Ltd., Cl. A                                              400               23,600
-----------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                     6,300              389,907
-----------------------------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                                       100                4,483
-----------------------------------------------------------------------------------------------------
Molex, Inc., Cl. A                                                       5,300              139,443
-----------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                  500               19,350
                                                                                     ----------------
                                                                                            576,783
-----------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.5%
3M Co.                                                                  23,700            1,895,289
-----------------------------------------------------------------------------------------------------
General Electric Co.                                                   224,800            7,548,784
                                                                                     ----------------
                                                                                          9,444,073
-----------------------------------------------------------------------------------------------------
MACHINERY--0.8%
Briggs & Stratton Corp.                                                  1,100               89,320
-----------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                        2,800              225,260
-----------------------------------------------------------------------------------------------------
Cummins, Inc.                                                            1,000               73,890
-----------------------------------------------------------------------------------------------------
Deere & Co.                                                              3,200              206,560
-----------------------------------------------------------------------------------------------------
Dover Corp.                                                                600               23,322
-----------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                1,000               93,170
-----------------------------------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                                                3,100              210,707
-----------------------------------------------------------------------------------------------------
Paccar, Inc.                                                             4,250              293,760
-----------------------------------------------------------------------------------------------------
Pall Corp.                                                               1,700               41,616
-----------------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                                    1,800              105,948
-----------------------------------------------------------------------------------------------------
SPX Corp.                                                                  600               21,240
                                                                                     ----------------
                                                                                          1,384,793
-----------------------------------------------------------------------------------------------------
ROAD & RAIL--0.3%
CNF Transportation, Inc.                                                 2,000               81,980
-----------------------------------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.                                     3,000              111,420
-----------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                   3,400              101,116
-----------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                      2,600              122,304
                                                                                     ----------------
                                                                                            416,820
-----------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.8%
-----------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.4%
ADTRAN, Inc.                                                               900               20,412
-----------------------------------------------------------------------------------------------------
Avaya, Inc. 1                                                            3,900               54,366
-----------------------------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                                  160,900            2,912,290
-----------------------------------------------------------------------------------------------------
Comverse Technology, Inc. 1                                                400                7,532
-----------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                         10,100              111,908
-----------------------------------------------------------------------------------------------------
Harris Corp.                                                             1,900              104,386
-----------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. 1                                             56,200              178,154
-----------------------------------------------------------------------------------------------------
Motorola, Inc.                                                          46,100              831,644
-----------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                          38,200            1,491,328
-----------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                 5,100              132,192
                                                                                     ----------------
                                                                                          5,844,212
-----------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.6%
Apple Computer, Inc. 1                                                   8,200              317,750
-----------------------------------------------------------------------------------------------------
Dell, Inc. 1                                                            63,000            2,242,800
-----------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                     79,400            1,488,750
-----------------------------------------------------------------------------------------------------
International Business Machines Corp.                                   36,000            3,086,640
-----------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                                     4,800              403,248
-----------------------------------------------------------------------------------------------------
NCR Corp. 1                                                              1,700               84,303
-----------------------------------------------------------------------------------------------------
Storage Technology Corp. 1                                               3,600               90,936
-----------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                                17,700               71,508
                                                                                     ----------------
                                                                                          7,785,935
-----------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Agilent Technologies, Inc. 1                                             4,600               99,222
-----------------------------------------------------------------------------------------------------
Amphenol Corp., Cl. A 1                                                  1,800               61,668
-----------------------------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                                                2,900               65,482
-----------------------------------------------------------------------------------------------------
Molex, Inc.                                                              1,800               53,676
-----------------------------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                                      8,100               57,105
-----------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                          1,000               33,250
                                                                                     ----------------
                                                                                            370,403
-----------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
EarthLink, Inc. 1                                                        2,000               20,600
-----------------------------------------------------------------------------------------------------
United Online, Inc. 1                                                    4,750               45,695
                                                                                     ----------------
                                                                                             66,295
-----------------------------------------------------------------------------------------------------
IT SERVICES--0.4%
Acxiom Corp.                                                             1,200               28,488
-----------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                         11,100              458,652
-----------------------------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                                                1,300               18,993
-----------------------------------------------------------------------------------------------------
CheckFree Corp. 1                                                        2,000               55,340
-----------------------------------------------------------------------------------------------------
Computer Sciences Corp. 1                                                1,300               61,230
-----------------------------------------------------------------------------------------------------
Convergys Corp. 1                                                        5,200               69,836
                                                                                     ----------------
                                                                                            692,539
-----------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.3%
Altera Corp. 1                                                           7,100              138,947
-----------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                    12,100              469,238
-----------------------------------------------------------------------------------------------------
Applied Materials, Inc. 1                                               17,800              293,522
-----------------------------------------------------------------------------------------------------
Atmel Corp. 1                                                           17,400               62,988
-----------------------------------------------------------------------------------------------------
Cree, Inc. 1                                                             2,100               64,113
-----------------------------------------------------------------------------------------------------
Intel Corp.                                                            171,300            3,436,278
-----------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                  4,000              144,960
-----------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                            400               16,916
-----------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                               4,600              123,464
-----------------------------------------------------------------------------------------------------
National Semiconductor Corp. 1                                           8,300              128,567
-----------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                 35,500              755,440
                                                                                     ----------------
                                                                                          5,634,433
-----------------------------------------------------------------------------------------------------
SOFTWARE--4.9%
Adobe Systems, Inc.                                                      2,900              143,463
-----------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                            3,200               69,856
-----------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                           2,700              131,301
-----------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                     6,100               96,441
-----------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                  4,500              118,350
-----------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                       16,400               84,460
-----------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                  1,100               50,589
-----------------------------------------------------------------------------------------------------
Microsoft Corp.                                                        203,400            5,624,010
-----------------------------------------------------------------------------------------------------
Oracle Corp. 1                                                         123,800            1,396,464
-----------------------------------------------------------------------------------------------------
Siebel Systems, Inc. 1                                                   3,900               29,406
-----------------------------------------------------------------------------------------------------
Sybase, Inc. 1                                                           6,900               95,151
-----------------------------------------------------------------------------------------------------
Symantec Corp. 1                                                         6,000              329,280
-----------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                    1,700               55,845
-----------------------------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                                   3,500               29,785
-----------------------------------------------------------------------------------------------------
Veritas Software Corp. 1                                                 6,300              112,140
                                                                                     ----------------
                                                                                          8,366,541
-----------------------------------------------------------------------------------------------------
MATERIALS--1.7%
-----------------------------------------------------------------------------------------------------
CHEMICALS--0.7%
Cabot Corp.                                                              2,000               77,140
-----------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                        11,000              496,980
-----------------------------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                                             6,900              295,320
-----------------------------------------------------------------------------------------------------
Engelhard Corp.                                                            600               17,010
-----------------------------------------------------------------------------------------------------
Monsanto Co.                                                             6,000              218,520
-----------------------------------------------------------------------------------------------------
OM Group, Inc. 1                                                         1,200               43,872
-----------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                       200               12,256
-----------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                            500               21,485
                                                                                     ----------------
                                                                                          1,182,583
-----------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
Eagle Materials, Inc.                                                      923               63,687
-----------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                       300               15,285
                                                                                     ----------------
                                                                                             78,972
-----------------------------------------------------------------------------------------------------
METALS & MINING--0.7%
Alcoa, Inc.                                                             23,500              789,365
-----------------------------------------------------------------------------------------------------
Nucor Corp.                                                              2,000              182,740
-----------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                       2,200              202,466
-----------------------------------------------------------------------------------------------------
Southern Peru Copper Corp.                                                 200               10,332
                                                                                     ----------------
                                                                                          1,184,903
-----------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Georgia-Pacific Corp.                                                    5,400              194,130
-----------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                  6,300              163,485
-----------------------------------------------------------------------------------------------------
MeadWestvaco Corp.                                                       1,600               51,040
-----------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                         1,900              126,312
                                                                                     ----------------
                                                                                            534,967
-----------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.6%
-----------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.7%
Alltel Corp.                                                             5,200              285,532
-----------------------------------------------------------------------------------------------------
BellSouth Corp.                                                         44,000            1,193,280
-----------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                         3,300              112,992
-----------------------------------------------------------------------------------------------------
Citizens Communications Co.                                             17,200              230,308
-----------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                82,900            2,151,255
-----------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                            59,000            2,323,420
                                                                                     ----------------
                                                                                          6,296,787
-----------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
AT&T Wireless Services, Inc. 1                                          74,700            1,104,066
-----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., Cl. A 1                                    19,900              474,416
                                                                                     ----------------
                                                                                          1,578,482
-----------------------------------------------------------------------------------------------------
UTILITIES--0.4%
-----------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.4%
American Electric Power Co., Inc.                                        1,000               31,960
-----------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                         1,700               67,728
-----------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                        5,700              130,473
-----------------------------------------------------------------------------------------------------
Edison International, Inc.                                               5,100              135,201
-----------------------------------------------------------------------------------------------------
Exelon Corp.                                                             9,050              332,041
-----------------------------------------------------------------------------------------------------
Wisconsin Energy Corp.                                                     300                9,570
                                                                                     ----------------
                                                                                            706,973
                                                                                     ----------------
Total Common Stocks (Cost $162,042,910)                                                 168,951,568

-----------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
Wachovia Corp., Dividend Equalization Preferred Shares 1
(Cost $0)                                                                2,000                    3
-----------------------------------------------------------------------------------------------------

                                                                     Principal
                                                                        Amount
-----------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.5%
Undivided interest of 0.07% in joint repurchase agreement (Principal
Amount/Value $1,446,038,000, with a maturity value of $1,446,110,302) with UBS
Warburg LLC, 1.80%, dated 9/30/04, to be repurchased at $960,048 on 10/1/04, collateralized by Federal National Mortgage Assn., 5%, 3/1/34, with a value of
$1,477,979,332 (Cost $960,000)                                       $ 960,000              960,000
-----------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $163,002,910)                           99.4%         169,911,571
-----------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                            0.6              997,747
                                                                     --------------------------------
Net Assets                                                               100.0%     $   170,909,318
                                                                     ================================



Footnote to Statement of Investments

1. Non-income producing security.


SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                 $   168,024,292
                                               ===============

Gross unrealized appreciation                  $     9,888,957
Gross unrealized depreciation                       (8,001,678)
                                               ---------------
Net unrealized appreciation                    $     1,887,279
                                               ===============
ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)